SGA INTERNATIONAL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

($ reported in thousands)

	Shares	Value
COMMON STOCKS—97.1%

Communication Services—3.1%
Tencent Holdings Ltd. (China)	102,962	$4,338

Consumer Discretionary—13.6%
adidas AG (Germany)	19,133	5,957
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	37,400	6,254
MercadoLibre, Inc. (Argentina)(1)	6,442	3,551
TAL Education Group ADR (China)(1)	100,602	3,445

		19,207

Consumer Staples—28.9%
Danone SA (France)	53,586	4,720
Diageo plc (United Kingdom)	139,207	5,705
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	44,400	4,066
Heineken NV (Netherlands)	64,418	6,962
L’Oreal SA (France)	25,394	7,111
Nestle S.A. Registered Shares (Switzerland)	64,754	7,025
Wal-Mart de Mexico SAB de C.V. (Mexico)	1,769,800	5,246

		40,835

Financials—17.4%
AIA Group Ltd. (Hong Kong)	833,800	7,878
Aon plc (United Kingdom)	35,559	6,883
HDFC Bank Ltd. ADR (India)	126,738	7,230
Sanlam Ltd. (South Africa)	529,054	2,605

		24,596

Health Care—14.9%
Alcon, Inc. (Switzerland)(1)	74,527	4,344
M3, Inc. (Japan)	151,200	3,639
Novo Nordisk A/S Sponsored ADR (Denmark)	109,272	5,649
Shandong Weigao Group Medical Polymer Co. Ltd. Class H (China)	4,121,931	4,244
Sysmex Corp. (Japan)	46,791	3,130

		21,006

Industrials—5.0%
IHS Markit Ltd. (United Kingdom)(1)	106,285	7,108

Information Technology—6.6%
SAP SE Sponsored ADR (Germany)	55,900	6,589
Temenos AG Registered Shares (Switzerland)	16,086	2,692

		9,281

	Shares	Value

Materials—7.6%
Chr. Hansen Holding A/S (Denmark)	49,406	$4,193
Givaudan S.A. Registered Shares (Switzerland)	1,317	3,674
Linde plc (United Kingdom)	15,141	2,933

		10,800

TOTAL COMMON STOCKS
(Identified Cost $134,640)		137,171

TOTAL LONG-TERM INVESTMENTS—97.1%
(Identified Cost $134,640)		137,171

SHORT-TERM INVESTMENT—2.2%

MONEY MARKET MUTUAL FUND—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(2)	3,151,234	3,151

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $3,151)		3,151

TOTAL INVESTMENTS—99.3%
(Identified Cost $137,791)		$140,322
Other assets and liabilities, net—0.7%		1,015

NET ASSETS—100.0%		$141,337

Abbreviation:

ADR American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United Kingdom	16%
China	13
Switzerland	13
Germany	9
France	8
Denmark	7
Mexico	7
Other	27
Total	100%
† % of total investments as of September 30, 2019.

See Notes to Schedule of Investments.

SGA INTERNATIONAL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at September 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$137,171	$137,171
Money Market Mutual
Fund	3,151	3,151

Total Investments	$140,322	$140,322

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2019.

There were no transfers into or out of Level 3 related to securities held at September 30, 2019.

See Notes to Schedule of Investments.

SGA INTERNATIONAL GROWTH SERIES

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Note 1. Security Valuation

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to Series’ most recent semi or annual report.

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